UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2015 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--1.9%
Harley-Davidson	68,430		4,156,438
Johnson Controls	97,030		4,894,193
			9,050,631
Banks--3.8%
Bank of America	498,800		7,676,532
PNC Financial Services Group	58,040		5,411,650
Wells Fargo & Co.	84,720		4,608,768
			17,696,950
Capital Goods--8.9%
Caterpillar	45,160		3,614,155
Dover	73,260		5,063,731
Eaton	83,640		5,682,502
Honeywell International	69,600		7,259,976
Illinois Tool Works	60,030		5,831,314
Ingersoll-Rand	113,100		7,699,848
United Technologies	54,445		6,380,954
			41,532,480
Consumer Durables & Apparel--.8%
PVH	36,950		3,937,392
Consumer Services--2.8%
Cheesecake Factory	71,750	a	3,539,427
Las Vegas Sands	63,870		3,515,405
Yum! Brands	74,680		5,878,810
			12,933,642
Diversified Financials--7.5%
Ally Financial	220,510	b	4,626,300
Capital One Financial	88,120		6,945,618
Intercontinental Exchange	38,870		9,067,205
Invesco	203,476		8,075,962
State Street	81,950		6,025,784
			34,740,869
Energy--9.2%
Anadarko Petroleum	28,790		2,384,100
Chevron	45,930		4,821,731
Exxon Mobil	51,280		4,358,800
Halliburton	143,270		6,286,688
Marathon Oil	152,150		3,972,637
Phillips 66	50,250		3,949,650
Pioneer Natural Resources	24,200		3,956,942
Schlumberger	46,330		3,865,775
Southwestern Energy	131,830	b	3,057,138
Valero Energy	101,890		6,482,242
			43,135,703
Food & Staples Retailing--1.3%
Costco Wholesale	39,660		6,008,292

Food, Beverage & Tobacco--6.8%
Anheuser-Busch InBev, ADR	29,510		3,597,564
Hershey	50,240		5,069,718
Mead Johnson Nutrition	47,863		4,811,667
Monster Beverage	50,060	b	6,928,054
PepsiCo	83,470		7,981,401
Philip Morris International	46,260		3,484,766
			31,873,170
Health Care Equipment & Services--3.7%
Abbott Laboratories	125,200		5,800,516
Cardinal Health	51,640		4,661,543
Humana	37,700		6,711,354
			17,173,413
Household & Personal Products--.9%
Procter & Gamble	51,885		4,251,457
Insurance--3.7%
Aflac	90,460		5,790,345
FNF Group	159,400		5,859,544
Hartford Financial Services Group	136,540		5,710,103
			17,359,992
Materials--2.8%
Celanese, Ser. A	76,370		4,266,028
Dow Chemical	105,480		5,060,930
Nucor	81,350		3,866,566
			13,193,524
Media--3.8%
Comcast, Cl. A	119,740		6,761,718
Time Warner	82,650		6,978,966
Walt Disney	36,090		3,785,480
			17,526,164
Pharmaceuticals, Biotech & Life Sciences--12.2%
AbbVie	117,190		6,860,303
Actavis	16,410	b	4,883,944
Amgen	19,385		3,098,692
Biogen Idec	10,700	b	4,517,968
BioMarin Pharmaceutical	27,300	b	3,402,126
Bristol-Myers Squibb	83,690		5,398,005
Celgene	44,993	b	5,186,793
Gilead Sciences	55,503	b	5,446,509
Mallinckrodt	54,365	b	6,885,327
Merck & Co.	85,870		4,935,808
Pfizer	186,070		6,473,375
			57,088,850
Real Estate--1.3%
Outfront Media	196,647		5,883,678
Retailing--2.9%
Amazon.com	18,919	b	7,039,760
Lowe's	89,610		6,666,088
			13,705,848
Semiconductors & Semiconductor Equipment--3.5%
Avago Technologies	54,670		6,941,997
Intel	226,990		7,097,977

Lam Research	34,180		2,400,632
			16,440,606
Software & Services--11.6%
Accenture, Cl. A	63,750		5,972,737
Adobe Systems	57,620	b	4,260,423
Electronic Arts	130,700	b	7,687,120
Facebook, Cl. A	93,060	b	7,650,928
Google, Cl. A	6,951	b	3,855,720
Palo Alto Networks	32,600	b	4,762,208
salesforce.com	108,130	b	7,224,165
ServiceNow	105,590	b	8,318,380
Twitter	89,220	b	4,468,138
			54,199,819
Technology Hardware & Equipment--7.0%
Apple	164,750		20,499,843
Cisco Systems	159,540		4,391,338
TE Connectivity	105,420		7,550,180
			32,441,361
Telecommunication Services--.7%
AT&T	38,020	a	1,241,353
Verizon Communications	38,660		1,880,036
			3,121,389
Transportation--1.0%
Union Pacific	43,484		4,709,752
Utilities--1.2%
CenterPoint Energy	103,640		2,115,292
Sempra Energy	30,963		3,375,586
			5,490,878
Total Common Stocks
(cost $374,297,204)			463,495,860

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,721,313)	2,721,313	[c]	2,721,313
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $55,399)	55,399	[c]	55,399
Total Investments (cost $377,073,916)	99.9%		466,272,572
Cash and Receivables (Net)	.1%		367,311
Net Assets	100.0%		466,639,883

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $1,283,028 and the value of the collateral held by the fund was $1,321,237, consisting of cash collateral of $55,399 and U.S. Government & Agency securities valued at $1,265,838.
b Non-income producing security.

c Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $89,198,656 of which $96,384,923 related to appreciated investment securities and $7,186,267 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	12.2
Software & Services	11.6
Energy	9.2
Capital Goods	8.9
Diversified Financials	7.5
Technology Hardware & Equipment	7.0
Food, Beverage & Tobacco	6.8
Banks	3.8
Media	3.8
Health Care Equipment & Services	3.7
Insurance	3.7
Semiconductors & Semiconductor Equipment	3.5
Retailing	2.9
Consumer Services	2.8
Materials	2.8
Automobiles & Components	1.9
Food & Staples Retailing	1.3
Real Estate	1.3
Utilities	1.2
Transportation	1.0
Household & Personal Products	.9
Consumer Durables & Apparel	.8
Telecommunication Services	.7
Money Market Investments	.6
99.9
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 - Significant Unobservable Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs

Assets ($)				Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	452,956,299	-	-	452,956,299
Equity Securities - Foreign Common Stocks+	10,539,561	-	-	10,539,561
Mutual Funds	2,776,712	-	-	2,776,712
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2015 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--2.1%
Harley-Davidson	7,250		440,365
Johnson Controls	7,850		395,954
			836,319
Capital Goods--9.7%
Boeing	4,823		723,836
Caterpillar	5,060		404,952
Dover	7,470		516,326
Honeywell International	8,392		875,370
Ingersoll-Rand	12,420		845,554
United Technologies	4,702		551,074
			3,917,112
Consumer Durables & Apparel--4.4%
Coach	11,510		476,859
NIKE, Cl. B	5,960		597,967
PVH	6,407		682,730
			1,757,556
Consumer Services--3.5%
Cheesecake Factory	9,910	a	488,860
Las Vegas Sands	6,540		359,962
Yum! Brands	7,120		560,486
			1,409,308
Diversified Financials--1.9%
Intercontinental Exchange	1,089		254,031
Invesco	13,158		522,241
			776,272
Energy--4.7%
Anadarko Petroleum	2,650		219,447
Baker Hughes	5,310		337,610
Devon Energy	5,690		343,164
EOG Resources	4,270		391,516
Halliburton	5,690		249,677
Valero Energy	5,540		352,455
			1,893,869
Food & Staples Retailing--1.7%
Costco Wholesale	4,411		668,244
Food, Beverage & Tobacco--7.2%
Hershey	3,977		401,319
Mead Johnson Nutrition	5,918		594,937
Monster Beverage	5,005	b	692,667
PepsiCo	8,320		795,558
Philip Morris International	5,370		404,522
			2,889,003
Health Care Equipment & Services--1.9%
Humana	2,474		440,422
St. Jude Medical	5,190		339,426
			779,848
Household & Personal Products--.9%
Procter & Gamble	4,230		346,606
Insurance--1.1%
Arthur J. Gallagher & Co.	9,770		456,748

Materials--2.7%
Celanese, Ser. A	6,510		363,649
Dow Chemical	5,810		278,764
Nucor	9,650		458,665
			1,101,078
Media--5.9%
Comcast, Cl. A	16,830		950,390
DISH Network, Cl. A	5,690	b	398,641
Time Warner	7,470		630,767
Walt Disney	3,784		396,904
			2,376,702
Pharmaceuticals, Biotech & Life Sciences--14.2%
AbbVie	12,550		734,677
ACADIA Pharmaceuticals	9,885	a,b	322,152
Achillion Pharmaceuticals	21,350	a,b	210,511
Actavis	2,176	b	647,621
Amgen	2,915		465,963
Biogen Idec	993	b	419,284
BioMarin Pharmaceutical	3,376	b	420,717
Bristol-Myers Squibb	9,770		630,165
Celgene	4,032	b	464,809
Celladon	10,720	a,b	203,037
Gilead Sciences	6,166	b	605,070
Mallinckrodt	4,579	b	579,930
			5,703,936
Real Estate--.7%
DDR	15,910	c	296,244
Retailing--3.4%
Amazon.com	2,238	b	832,760
Lowe's	7,460		554,949
			1,387,709
Semiconductors & Semiconductor Equipment--4.5%
Avago Technologies	4,200		533,316
Intel	8,020		250,785
Lam Research	2,670		187,527
NXP Semiconductors	4,430	b	444,595
Skyworks Solutions	3,920		385,297
			1,801,520
Software & Services--15.8%
Accenture, Cl. A	3,610		338,221
Adobe Systems	4,700	b	347,518
Electronic Arts	9,840	b	578,740
Facebook, Cl. A	12,660	b	1,040,842
Google, Cl. A	1,371	b	760,494
LinkedIn, Cl. A	2,793	b	697,859
Microsoft	9,790		398,013
NetSuite	3,466	b	321,506
salesforce.com	9,140	b	610,643
ServiceNow	7,840	b	617,635
Twitter	12,910	b	646,533
			6,358,004
Technology Hardware & Equipment--10.9%
Apple	24,201		3,011,330
CDW	15,010		558,972
Palo Alto Networks	4,204	b	614,120
QUALCOMM	3,280		227,435
			4,411,857

Transportation--1.9%
Union Pacific		7,230	783,081
Total Common Stocks
	(cost $30,260,959)		39,951,016

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $1,085,748)	1,085,748 [d]	1,085,748
Investment of Cash Collateral for
Securities Loaned--2.0%
Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Fund
	(cost $794,448)	794,448 [d]	794,448
Total Investments (cost $32,141,155)		103.8%	41,831,212
Liabilities, Less Cash and Receivables		(3.8%)	(1,523,087)
Net Assets		100.0%	40,308,125

a	Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $735,377 and the
	value of the collateral held by the fund was $794,448.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $9,690,057 of which $9,941,487 related to appreciated investment securities and $251,430 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	15.8
Pharmaceuticals, Biotech & Life Sciences	14.2
Technology Hardware & Equipment	10.9
Capital Goods	9.7
Food, Beverage & Tobacco	7.2
Media	5.9
Energy	4.7
Money Market Investments	4.7
Semiconductors & Semiconductor Equipment	4.5
Consumer Durables & Apparel	4.4
Consumer Services	3.5
Retailing	3.4
Materials	2.7
Automobiles & Components	2.1
Diversified Financials	1.9
Health Care Equipment & Services	1.9
Transportation	1.9
Food & Staples Retailing	1.7
Insurance	1.1
Household & Personal Products	.9
Real Estate	.7
103.8
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	38,973,105	-	-	38,973,105
Equity Securities - Foreign Common Stocks+	977,911	-	-	977,911
Mutual Funds	1,880,196	-	-	1,880,196
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)